Note 7 - Deferred Finance Charges	12 Months Ended
Dec. 31, 2013
Deferred Finance Charges [Abstract]
Deferred Finance Charges [Text Block]
7.	Deferred Finance Charges

Gross deferred finance charges amounting to $3,081,644 and $4,828,675 as of December 31, 2012 and December 31, 2013, respectively, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet net of accumulated amortization. For the years ended December 31, 2011, 2012 and 2013, the amortization of deferred financing charges amounted to $395,446, $412,138 and $425,933, respectively, and is included in interest and finance costs in the accompanying consolidated statements of income.